Other current assets	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets

Note  11.   Other current assets

Other current assets consisted of the following:

	As at December 31,	As at December 31,
USD'000	2023	2022
Value-Added Tax receivable	415	224
Advanced payment to suppliers	346	1,025
Deposits, current	4	3
Total other current assets	765	1,252